Basis of presentation - impairment (Details) - EUR (€)	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	€ 197,000,000			€ 914,000,000	€ 1,589,000,000	€ 297,000,000
Supplier obligations				13,000,000		56,000,000
Impairment expense and supplier obligations				€ 927,000,000	1,542,000,000	353,000,000
COVID-19 and Macroeconomic Environment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			€ 450,000,000
Maserati segment impairment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			177,000,000
Idle assets [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	18,000,000		16,000,000
B-segment impairment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		€ 74,000,000
Change in CAFE rate [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	120,000,000
Change in expected use [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	56,000,000
Rationalization of product portfolio plans
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss					1,376,000,000
Property, plant and equipment | COVID-19 and Macroeconomic Environment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			247,000,000
Property, plant and equipment | Maserati segment impairment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			85,000,000
Property, plant and equipment | B-segment impairment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		4,000,000
Property, plant and equipment | Change in CAFE rate [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	37,000,000
Property, plant and equipment | Rationalization of product portfolio plans
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss					563,000,000
Other intangible assets | COVID-19 and Macroeconomic Environment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			203,000,000
Other intangible assets | Maserati segment impairment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			€ 92,000,000
Other intangible assets | B-segment impairment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		€ 70,000,000
Other intangible assets | Change in CAFE rate [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	€ 83,000,000
Other intangible assets | Rationalization of product portfolio plans
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss					813,000,000
LATAM
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss						8,000,000
Sensitivity of WACC assumption	90.00%		40.00%	90.00%
LATAM | COVID-19 and Macroeconomic Environment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			€ 161,000,000
Maserati | COVID-19 and Macroeconomic Environment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			€ 111,000,000
Maserati | Change in expected use [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	€ 9,000,000
Maserati | Rationalization of product portfolio plans
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss					148,000,000
EMEA
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss						262,000,000
Sensitivity of WACC assumption			25.00%
EMEA | COVID-19 and Macroeconomic Environment [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			€ 178,000,000
EMEA | Change in expected use [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,000,000
EMEA | Rationalization of product portfolio plans
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss					435,000,000
North America(1)
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss						16,000,000
APAC
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss						11,000,000
Unallocated items & eliminations
Disclosure of information for cash-generating units [line items]
Impairment expense and supplier obligations				€ 44,000,000	793,000,000	11,000,000
Unallocated items & eliminations | Change in expected use [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	44,000,000
Unallocated items & eliminations | Rationalization of product portfolio plans
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss					793,000,000
Goodwill and intangible assets with indefinite useful lives
Disclosure of information for cash-generating units [line items]
Intangible assets	€ 13,055,000,000		14,614,000,000	13,055,000,000	14,257,000,000	13,970,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill				€ 0	0	€ 0
Goodwill and intangible assets with indefinite useful lives | LATAM
Disclosure of information for cash-generating units [line items]
Intangible assets			577,000,000		563,000,000
Goodwill and intangible assets with indefinite useful lives | EMEA
Disclosure of information for cash-generating units [line items]
Intangible assets			€ 275,000,000		€ 269,000,000
Cash-generating units
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	2.00%		2.00%	2.00%
Cash-generating units | Goodwill and intangible assets with indefinite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill				€ 0
Top of range | Cash-generating units
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	16.80%		16.00%	16.80%
Bottom of range | Cash-generating units
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.50%		9.50%	9.50%